Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Bank's Internal Credit Rating Grades (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	100.00%	100.00%
Performing [member]
Disclosure of internal credit grades [line items]
Ponderate	2.60%	2.16%
% of Gross Carrying Amount	95.45%	95.18%
High grade [member]
Disclosure of internal credit grades [line items]
Ponderate	1.25%	1.13%
% of Gross Carrying Amount	76.39%	76.06%
Standard grade [member]
Disclosure of internal credit grades [line items]
Ponderate	4.83%	4.52%
% of Gross Carrying Amount	8.23%	15.47%
Sub-standard grade [member]
Disclosure of internal credit grades [line items]
Ponderate	11.64%	13.57%
% of Gross Carrying Amount	10.83%	3.65%
Past Due But Not Impaired [member]
Disclosure of internal credit grades [line items]
Ponderate	32.13%	23.60%
% of Gross Carrying Amount	2.84%	2.95%
Non-performing grade [member]
Disclosure of internal credit grades [line items]
Ponderate	100.00%	100.00%
% of Gross Carrying Amount	1.71%	1.87%